Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 1,468	$ 2,919	$ 5,102
Cost of revenue [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	81	173	183
Research and development [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	334	963	1,158
Sales and marketing [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	172	829	1,120
General and administrative [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 881	$ 954	$ 2,641